Quarterly Results Of Operations (Unaudited) (Unaudited Consolidated Quarterly Results Of Operations) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 26, 2013	Mar. 27, 2013	Dec. 26, 2012	Sep. 26, 2012	Jun. 27, 2012	Mar. 28, 2012	Dec. 28, 2011	Sep. 28, 2011	Jun. 26, 2013	Jun. 27, 2012	Jun. 29, 2011
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 730,068	$ 742,759	$ 689,764	$ 683,507	$ 728,371	$ 742,045	$ 681,904	$ 668,402	$ 2,846,098	$ 2,820,722	$ 2,761,386
Income before provision for income taxes	61,823	72,814	55,226	40,452	62,348	62,565	50,265	33,631	230,315	208,809	183,329
Net income	$ 46,367	$ 51,951	$ 37,177	$ 27,864	$ 47,004	$ 44,933	$ 35,674	$ 23,621	$ 163,359	$ 151,232	$ 141,060
Basic net income per share (in dollars per share)	$ 0.67	$ 0.73	$ 0.51	$ 0.38	$ 0.63	$ 0.58	$ 0.45	$ 0.29	$ 2.28	$ 1.93	$ 1.55
Diluted net income per share (in dollars per share)	$ 0.64	$ 0.71	$ 0.50	$ 0.36	$ 0.61	$ 0.56	$ 0.44	$ 0.28	$ 2.20	$ 1.87	$ 1.53
Basic weighted average shares outstanding (in shares)	69,607	71,067	72,560	73,903	75,070	77,582	79,840	81,744	71,788	78,559	90,807
Diluted weighted average shares outstanding (in shares)	71,999	73,341	74,720	76,558	77,682	79,735	81,655	83,583	74,158	80,664	92,320